AXA PREMIER FUNDS TRUST

AXA PREMIER LARGE CAP GROWTH FUND

AXA PREMIER LARGE CAP CORE EQUITY FUND

AXA PREMIER LARGE CAP VALUE FUND

AXA PREMIER SMALL/MID CAP GROWTH FUND

AXA PREMIER SMALL/MID CAP VALUE FUND

AXA PREMIER INTERNATIONAL EQUITY FUND

AXA PREMIER TECHNOLOGY FUND

AXA PREMIER HEALTH CARE FUND

AXA PREMIER CORE BOND FUND

AXA PREMIER MONEY MARKET FUND

SUPPLEMENT TO THE PROSPECTUS DATED MARCH 1, 2004

November 5, 2004

Dear Investor,

This supplement to the Prospectus dated March 1, 2004 for the above-referenced funds (each an “AXA Premier Fund”) describes important changes affecting your fund. These changes were proposed by AXA Equitable Life Insurance Company (“AXA Equitable”) and approved by your fund’s board as in the best interests of fund shareholders. If you have any questions about these changes, you should contact AXA Premier Funds at 1-866-231-8585 or your financial professional.

The purpose of this supplement is to notify you of

•	changes to the names of the AXA Premier Funds Trust and each of the AXA Premier Funds

•	changes to the terms of your Class A and Class B shares and to the name of Class Z shares and

•	changes to the pricing structure of the Class A, Class B and Class C shares of the AXA Premier Funds, which will only apply to purchases of fund shares made on and after December 13, 2004.

Information about the proposed changes is set out in the following “Questions and Answers.” You also will receive a new prospectus dated December 13, 2004, which will contain more detailed information about the funds, their expenses as well as new account services. If you would like additional information before making any new purchases, please call 1-866-231-8585.

Q. What is happening?

The funds are being renamed and the share classes are being re-priced as part of a program to provide more choices for investors.

Q. Why are these changes being made?

On July 8, 2004, AXA Equitable’s parent company, AXA Financial, Inc. (“AXA Financial”), acquired The MONY Group, Inc. (“MONY”). Enterprise Capital Management, Inc. (“Enterprise Capital”), a subsidiary of MONY, was among the companies acquired as part of this merger. Enterprise Capital is the investment adviser to The Enterprise Group of Funds, Inc., which is an open-end management investment company that currently offers 22 mutual funds to retail investors and has close to $5 billion in assets under management.

Following the MONY merger, AXA Financial reviewed the operations of the AXA Premier Funds and The Enterprise Group of Funds and decided to unite the two fund complexes under a new brand called AXA Enterprise. This change enables us to provide you and other investors with a greater array of account services and fund choices. In addition, by leveraging an established fund brand such as Enterprise, and building on the strength and resources of AXA Financial, we believe there is strong potential to increase assets in the funds, which could potentially lead to lower expenses through economies of scale.

In addition to a new fund brand, AXA Financial decided to establish a new pricing structure for Class A, Class B and Class C shares, which is designed to align each share class of the AXA Premier Funds with the corresponding share class of The Enterprise Group of Funds. With the new pricing structure in place, you will have the ability to make exchanges into any AXA Enterprise fund (including the former AXA Premier Funds) without paying a sales charge or Contingent Deferred Sales Charge (CDSC), except as noted below. Of course, fund shares may be exchanged only for shares of the same class of another fund. Please note that new investments in the Money Market Fund will not be subject to any front-end sales charge or CDSC but will be subject to such charges upon an exchange into another fund.

Q. Will my current shares be affected?

Yes, but only in a way designed to benefit you. In connection with implementing the new pricing structure, all outstanding Class B shares will convert to Class A shares on November 5, 2004. Class B shareholders will benefit from the accelerated conversion of their shares to Class A because Class A shares have lower total annual operating expense ratios than Class B shares and will not be subject to any CDSC. Furthermore, on December 13, 2004, all outstanding Class A shares will be reclassified “Class P.”

It is important to note that after the conversion and the reclassification of shares take place, no new Class P shares can be purchased. However, you will be allowed to exchange your Class P shares of a fund for Class P shares of any other AXA Premier Fund in accordance with the terms of the current prospectus.

Effective on the date of this supplement, the fund will stop offering for sale Class B shares. Commencing on December 13, 2004, shareholders can again make purchases of new Class B shares, which will have slightly different pricing than the current Class B shares, as described on the chart on page 3. There will be no restriction on purchases of Class A, Class C and Class Z shares during the conversion period.

Q. Why are purchases of Class B shares being suspended?

Given the accounting and operational complexities associated with the conversion process, it will be necessary to suspend purchases of Class B shares for the period beginning November 5, 2004 through December 10, 2004. (Note: the suspension will not apply to shareholders investing through the Automatic Investment Plan.) Although we regret the need to suspend purchases during this time, it will facilitate the conversion process. Purchases of Class A, Class C and Class Z shares will continue to be processed during the conversion period.

Q. What will the AXA Premier Funds Trust and the AXA Premier Funds be called?

On December 13, 2004, AXA Premier Funds Trust will be renamed the “AXA Enterprise Multimanager Funds Trust” and the AXA Premier Funds will be renamed as follows:

OLD NAME	NEW NAME
AXA PREMIER LARGE CAP GROWTH	AXA ENTERPRISE MULTIMANAGER GROWTH
AXA PREMIER LARGE CAP VALUE	AXA ENTERPRISE MULTIMANAGER VALUE
AXA PREMIER LARGE CAP CORE EQUITY	AXA ENTERPRISE MULTIMANAGER CORE EQUITY
AXA PREMIER SMALL/MID CAP GROWTH	AXA ENTERPRISE MULTIMANAGER SMALL/MID CAP GROWTH
AXA PREMIER SMALL/MID CAP VALUE	AXA ENTERPRISE MULTIMANAGER SMALL/MID CAP VALUE
AXA PREMIER HEALTH CARE	AXA ENTERPRISE MULTIMANAGER HEALTH CARE
AXA PREMIER TECHNOLOGY	AXA ENTERPRISE MULTIMANAGER TECHNOLOGY
AXA PREMIER INTERNATIONAL EQUITY	AXA ENTERPRISE MULTIMANAGER INTERNATIONAL EQUITY
AXA PREMIER CORE BOND	AXA ENTERPRISE MULTIMANAGER CORE BOND
AXA PREMIER MONEY MARKET	AXA ENTERPRISE MONEY MARKET II

Q. Will the name change affect the management of the AXA Premier Funds?

At this time, there are no plans to change any of the AXA Premier Funds’ investment objectives or strategies. Also, the resources dedicated to managing the AXA Premier Funds, and monitoring the subadvisers, remain fully intact. The standards, methodology and process for monitoring the subadvisers remain unchanged.

Q. What is the new pricing structure and when will it go into effect?

The chart below summarizes the current AXA Premier Share Class pricing structure for distribution and shareholder servicing and the new pricing structure for those services, which will go into effect on December 13, 2004. Boldface text indicates a change from the old pricing structure.

	AXA PREMIER SHARE CLASS CURRENT PRICING APPLIES TO PURCHASES BEFORE DECEMBER 13, 2004	AXA ENTERPRISE SHARE CLASS NEW PRICING APPLIES TO PURCHASES ON AND AFTER DECEMBER 13, 2004
CLASS A SHARES	5.50% MAXIMUM FRONT-END SALES CHARGE 0.25% ANNUAL SERVICE FEE	4.75% MAXIMUM FRONT-END SALES CHARGE 0.25% ANNUAL SERVICE FEE, PLUS A 0.20% ANNUAL DISTRIBUTION FEE

CLASS B SHARES	5% CDSC DECLINING TO 0% AFTER 7 YRS: 5-4-4-3-2-2-1-0% 0.25% ANNUAL SERVICE FEE, PLUS 0.75% ANNUAL DISTRIBUTION FEE CONVERT AUTOMATICALLY TO CLASS A SHARES AFTER 8 YEARS

5% CDSC DECLINING TO 0% AFTER 6 YRS:

5-4-4-3-2-1-0%

0.25% ANNUAL SERVICE FEE, PLUS 0.75%

ANNUAL DISTRIBUTION FEE

CONVERT AUTOMATICALLY TO CLASS A

SHARES AFTER 8 YEARS

ONLY AVAILABLE FOR INVESTMENTS BELOW

$100,000

CLASS C SHARES	1.00% CDSC ON REDEMPTIONS WITHIN 18 MONTHS OF PURCHASE 0.25% ANNUAL SERVICE FEE, PLUS 0.75% ANNUAL DISTRIBUTION FEE AVAILABLE ONLY TO INVESTORS PURCHASING LESS THAN $1,000,000	1.00% CDSC ON REDEMPTIONS WITHIN 12 MONTHS OF PURCHASE 0.25% ANNUAL SERVICE FEE, PLUS 0.75% ANNUAL DISTRIBUTION FEE AVAILABLE ONLY TO INVESTORS PURCHASING LESS THAN $1,000,000

CLASS Z SHARES	NO SALES CHARGES OR SERVICE/DISTRIBUTION FEES AVAILABLE ONLY TO CLASSES OF INVESTORS DESCRIBED IN PROSPECTUS	NO SALES CHARGES OR SERVICE/DISTRIBUTION FEES AVAILABLE ONLY TO CLASSES OF INVESTORS DESCRIBED IN PROSPECTUS CLASS Z SHARES RENAMED CLASS Y SHARES

NEW! CLASS P SHARES	0.25% ANNUAL SERVICE FEE	0.25% ANNUAL SERVICE FEE NOT AVAILABLE FOR NEW INVESTMENTS

Q. How will the new share class pricing impact my existing AXA Premier Fund shares?

On November 5, 2004, existing Class B shares of the AXA Premier Funds will convert to Class A shares. Each Class B shareholder will receive a number of Class A shares equal in value to the value of the Class B shares held on that date. On December 13, 2004, all outstanding Class A shares will be reclassified as a new class of shares known as Class P. Class P shares will not be available for new investments. Just like current Class A shares, Class P shares incur a service fee of 0.25% annually and are not subject to any distribution fee or CDSC. Please note that the new Class A and Class B pricing structure will apply to all new investments on and after December 13, 2004.

Q. Will I be able to exchange or redeem shares during the conversion period?

Yes. You may exchange or redeem your shares at any time in accordance with the terms of the current prospectus.

Q. Will the conversion of Class A and Class B shares create any tax concerns?

No. There will be no adverse tax consequences from the conversion of Class B shares to Class A shares or the reclassification of Class A shares to Class P shares.

Q. Can I still participate in the Automatic Investment Plan?

Yes. There is no action required by shareholders who purchase additional shares of the AXA Premier Funds through the Automatic Investment Plan. Purchases made on and after December 13, 2004 through the Plan will continue to be invested in the share class designated in the instructions that we have on file, according to the new pricing structure that will be in effect at that time.

Please note that Class B shares purchased through the Automatic Investment Plan before December 13, 2004 will be converted to Class A shares and subsequently reclassified as Class P shares. However, purchases made on and after December 13, 2004 will be invested in Class B shares in accordance with the instructions we have on file.

Q. The Dividend Diversification Program provides for the automatic reinvestment of dividends and capital gain distributions. How will it be impacted during the conversion period?

Dividends and capital gain distributions, if any, for the AXA Premier Funds will be declared and paid after December 13, 2004. Any dividends will be reinvested in the same class of shares of the designated fund(s).

Q. Will I receive confirmation of the conversion of my Class B shares?

Yes. A confirmation will be mailed to Class B shareholders advising them that their existing Class B shares were converted to Class A on November 5, 2004.

Q. When will Class A shares be reclassified as Class P shares?

All outstanding Class A shares will be reclassified as Class P shares on December 13, 2004. This will include former Class B shares that will have been converted to Class A shares on November 5, 2004. You will see the new Class P share designation on your year-end account statement.

Q. Will I receive more information about all these new changes?

Yes. Shareholders will receive a new prospectus dated December 13, 2004, which will contain more detailed information about the funds, their expenses as well as new account services. Please read the prospectus carefully before you invest or send money.

Q. Can I still access the AXA Premier Funds Website after December 13, 2004?

We expect the AXA Premier Funds URL [www.axapremierfund.com] to remain operational through year-end 2004. Once you access the site, you will be redirected to The Enterprise Group of Funds website [www.enterprisefunds.com] where you can obtain current performance and other information about the AXA Premier Funds as well as important news regarding the conversion.

Q. Will The Enterprise Group of Funds be renamed?

Yes. The AXA Enterprise branding strategy will include The Enterprise Group of Funds. We anticipate that the name change will occur during the first quarter of 2005.

Q. How can I get more information about The Enterprise Group of Funds?

You can access The Enterprise Group of Funds website at www.enterprisefunds.com or contact your financial professional for more information.

Q. I have a 403(b)(7) Custodial Account Program through AXA Advisors, LLC. How will my allocations to the AXA Premier Funds be affected?

The 403(b)(7) Custodial Account Program currently offers the following four AXA Premier Funds: AXA Premier Large Cap Growth, AXA Premier Large Cap Value, AXA Premier Large Cap Core Equity and AXA Premier Core Bond. The names of the four AXA Premier Funds will change as indicated in the chart above. Keep in mind that the new pricing structure will apply to Class A, Class B, and Class C shares. The 403(b)(7) Custodial Account Program does not offer Class Z shares. In addition, the suspension of the purchase of Class B shares is not applicable. Salary deduction contributions will continue to purchase Class B shares during the conversion process. Clients who wish to change their future allocations may do so on the Internet at www.AXAAdvisorstsa.com or by completing an AXA Advisors 403(b)(7) Custodial Account Account Change Instruction Form. For questions, clients can call their AXA Advisor Financial Professional or the AXA Equitable/AXA Advisors Processing Office at 1-800-628-6673.

Q. Who can I call if I have questions about the conversion?

For questions about the conversion, or to exchange or redeem shares, you can call AXA Premier Funds at 1-866-231-8585. Beginning on December 13, 2004, you should direct any questions or requests to Enterprise Shareholder Services at 1-800-368-3527.

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